ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
ACCOUNTS AND OTHER RECEIVABLES [Text Block]

10. ACCOUNTS AND OTHER RECEIVABLES

Category	December 31,	December 31,
	2017	2016
Current
GST and HST receivables	$347,694	$179,569
Quebec mining tax receivables	61,002	61,002
Other receivables (1)	25,856	460,675
Nord Prognoz receivable (2)	-	671,350
Total current accounts and other receivables	$434,552	$1,372,596
Non-current
Mexican VAT receivable	77,104	67,976

Total accounts and other receivables	$511,656	$1,440,572

(1)

As at December 31, 2017, other receivables include interest receivables from short-term deposits. The prior year-end balance included a receivable amount of USD$250,000 relating to consideration for the title transfer of the Rima permit in Burkina Faso.

(2)

The Nord Prognoz receivable relates to USD$500,000 owing from Nord Prognoz Ltd (“Nord Prognoz”), as the residual consideration payable to Goldrush for the sale of its then wholly-owned subsidiary Goldrush Burkina SARL in 2014. The total amount was held in escrow and subject to any deductions for certain liabilities that occurred prior to closing the Goldrush Burkina SARL transaction.